EMPLOYEE BENEFITS (Details) - CNY (¥) ¥ in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EMPLOYEE BENEFITS
Expense of employee benefits	¥ 2.0	¥ 1.7	¥ 1.6